Stock-Based Compensation, TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) (TDS Parent Company, 2004 Long-Term Incentive Plan, USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Tandem Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	651,000	901,000	987,000
Exercisable options, begin of period	651,000	901,000	987,000
Exercised options	(2,000)	(2,000)	(6,000)
Expired options	(78,000)	(248,000)	(80,000)
Reclassification of Tandem Options	(571,000)
Outstanding, end of period		651,000	901,000
Exercisable options, end of period		651,000	901,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 69.60	$ 81.73	$ 81.03
Options exercisable, begin of period - weighted average exercise price	$ 69.60	$ 81.73	$ 81.03
Options exercised, weighted average exercise price	$ 53.77	$ 45.53	$ 49.84
Options expired, weighted average exercise price	$ 99.23	$ 113.56	$ 75.44
Options, impact of Share Consolidation, weighted average exercise price	$ 65.64
Options outstanding, end of period - weighted average exercise price		$ 69.60	$ 81.73
Options exercisable, end of period - weighted average exercise price		$ 69.60	$ 81.73
Aggregate intrinsic value, options exercised	$ 30,000	$ 46,000	$ 50,000
Aggregate intrinsic value, impact of Share Consolidation	158,000
Weighted average remaining contractual life, impact of Share Consolidation	2.1
Common Shares | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Reclassification of Tandem Options	1,192,000
Reclassification of Special Common Options	6,024,000
Outstanding, end of period	7,216,000
Exercisable options, end of period	4,865,000
Stock compensation, stock option rollforward schedule, other information
Options, reclassification of Tandem Options, weighted average exercise price	$ 31.45
Options, reclassification of Special Common Options, weighted average exercise price	$ 34.38
Options outstanding, end of period - weighted average exercise price	$ 33.89
Options exercisable, end of period - weighted average exercise price	$ 36.67
Aggregate intrinsic value, options outstanding	373,000
Aggregate intrinsic value, options exercisable	373,000
Weighted average remaining contractual life, outstanding	6.5
Weighted average remaining contractual life, exercisable	5.4
Special Common Shares | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	5,108,000	3,860,000	2,614,000
Exercisable options, begin of period	2,506,000	1,732,000	1,428,000
Granted options	1,034,000	1,387,000	1,399,000
Exercised options	(5,000)	(5,000)
Forfeited options	(34,000)	(105,000)	(68,000)
Expired options	(79,000)	(29,000)	(85,000)
Reclassification of Special Common Options	(6,024,000)
Outstanding, end of period		5,108,000	3,860,000
Exercisable options, end of period		2,506,000	1,732,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 35.41	$ 38.46	$ 44.77
Options exercisable, begin of period - weighted average exercise price	$ 43.14	$ 48.91	$ 52.59
Options granted, weighted average exercise price	$ 29.94	$ 26.66	$ 26.95
Options exercised, weighted average exercise price	$ 26.95	$ 26.95
Options forfeited, weighted average exercise price	$ 28.12	$ 29.64	$ 31.19
Options expired, weighted average exercise price	$ 35.00	$ 45.16	$ 48.81
Options, impact of Share Consolidation, weighted average exercise price	$ 34.38
Options outstanding, end of period - weighted average exercise price		$ 35.41	$ 38.46
Options exercisable, end of period - weighted average exercise price		$ 43.14	$ 48.91
Options granted, weighted average grant date fair value	$ 9.59	$ 8.37	$ 9.60
Aggregate intrinsic value, options exercised	$ 19,000	$ 17,000
Weighted average remaining contractual life, impact of Share Consolidation	7.3